SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2015
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 4 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The chief operating decision maker reviews the operating results of these reportable segments. The performance of the reportable segments is based primarily on loss (profit) from continuing operations. Amounts in the table bellow represent the figures of the continuing operations in the different reportable segments.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services		Technology	Total
Six months ended June 30, 2015:
Revenue	$-		$84,495	$503	$84,998
Depreciation and amortization	-		315	29	344
Loss from continuing operations	1,266		1,126	1,862	4,254
Total assets	473		36,277	407	37,157

Six months ended June 30, 2014:
Revenue	$-		$82,136	$396	$82,532
Depreciation and amortization	-		380	50	430
Loss (Profit) from continuing operations	1,325		(623)	1,745	2,447
Total assets	584		32,051	259	32,894

The following table sets forth, for the periods indicated, revenue generated by country:

	Six months ended June 30,
	2015	2014
Netherlands	$31,091	$34,285
Germany	28,368	21,883
United States of America	19,969	19,555
Other	5,570	6,809
Total	$84,998	$82,532

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,
	2015	2014
Netherlands	$510	$532
Germany	173	239
United States of America	298	433
Other	250	339
Total	$1,231	$1,543